Commitments and Contingencies (Details) - USD ($) $ in Thousands										3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Nov. 01, 2021	Sep. 30, 2021	Jun. 23, 2021	Feb. 23, 2021	Nov. 15, 2020	Aug. 15, 2020	Jan. 31, 2020	Jan. 01, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Feb. 22, 2021
Commitments (Details) [Line Items]
Base lease rent		$ 100	$ 2,300												$ 5,100	$ 2,100
Percentage increase decrease in base lease rent			3.00%
Lessee, Operating Lease maturity Date of Contract		Mar. 31, 2026		Feb. 28, 2025	Feb. 28, 2025	Feb. 14, 2024	Feb. 14, 2024		Mar. 31, 2025
Lessee, Operating Lease, Term of Contract		51 months		44 months				84 months	60 months									48 months
Lessee, Operating Lease maturity period								December 2026
Payments for Tenant Improvements								$ 500	$ 17
Payments for Additional Tenant Improvements								$ 1,000	$ 300
Lessee, Operating Lease, Discount Rate								9.00%
Payments to Acquire Equipment on Lease															0	900
Operating lease liability tenant improvement allowance repayable															$ 800
Operating leases												$ 1,000		$ 1,900
Other Funding Commitments [Member]
Commitments (Details) [Line Items]
Other Commitment																	$ 11,500
Maximum [Member] | Bayer Cropscience Llp [Member] | License Agreements [Member]
Commitments (Details) [Line Items]
Milestone payments																$ 2,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Commitments (Details) [Line Items]
Base lease rent	$ 3,900		$ 2,300
Percentage increase decrease in base lease rent	3.00%		3.00%								3.00%
Proceeds from Legal Settlements											$ 0	$ 0	$ 0	$ 0
Operating leases										$ 4,000			6,800
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Other Funding Commitments [Member]
Commitments (Details) [Line Items]
Other Commitment																	$ 11,500
Cost incurred													$ 3,900